Subsequent Events (Details) (USD $)	0 Months Ended	9 Months Ended	81 Months Ended						1 Months Ended																							0 Months Ended			9 Months Ended	12 Months Ended						0 Months Ended		0 Months Ended										0 Months Ended
	Sep. 09, 2013	Sep. 30, 2013	Sep. 30, 2013	Aug. 31, 2013	Dec. 31, 2012	Dec. 24, 2012	Jun. 20, 2012	Dec. 31, 2011	May 31, 2013 Novo A/S Purchase and Sale Agreement Fovista, Fovista-Related Products, and Other Products	May 31, 2013 Novo A/S Purchase and Sale Agreement Fovista, Fovista-Related Products, and Other Products Maximum item	May 23, 2013 Common stock Series C Agreement	Dec. 31, 2012 Series A Preferred Stock	Dec. 24, 2012 Series A Preferred Stock	Jun. 20, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2012 Series A-1 Preferred Stock	Dec. 24, 2012 Series A-1 Preferred Stock	Jun. 20, 2012 Series A-1 Preferred Stock	Dec. 31, 2011 Series A-1 Preferred Stock	Dec. 31, 2012 Junior Series A Preferred Stock	Dec. 24, 2012 Junior Series A Preferred Stock	Jun. 20, 2012 Junior Series A Preferred Stock	Dec. 31, 2011 Junior Series A Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Dec. 24, 2012 Series B Preferred Stock	Jun. 20, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2012 Series B-1 Preferred Stock	Dec. 24, 2012 Series B-1 Preferred Stock	Jun. 20, 2012 Series B-1 Preferred Stock	Dec. 31, 2011 Series B-1 Preferred Stock	May 23, 2013 Series C Preferred Stock Series C Agreement	Aug. 07, 2013 Series C Preferred Stock Series C Agreement	May 31, 2013 Series C Preferred Stock Series C Agreement	Sep. 30, 2013 2013 Note	Dec. 31, 2012 2013 Note	Mar. 31, 2013 2013 Note	Dec. 24, 2012 2013 Note	Jun. 30, 2012 2013 Note	Jun. 20, 2012 2013 Note	Jun. 18, 2007 2013 Note	Sep. 09, 2013 Subsequent event	Apr. 25, 2013 Subsequent event	May 23, 2013 Subsequent event Novo A/S Purchase and Sale Agreement Fovista, Fovista-Related Products, and Other Products	May 23, 2013 Subsequent event Novo A/S Purchase and Sale Agreement Fovista, Fovista-Related Products, and Other Products Maximum item	May 23, 2013 Subsequent event Common stock Series C Agreement	May 23, 2013 Subsequent event Common stock Minimum Initial Public Offering	Apr. 25, 2013 Subsequent event Series A Preferred Stock	Apr. 25, 2013 Subsequent event Series A-1 Preferred Stock	Apr. 25, 2013 Subsequent event Junior Series A Preferred Stock	Apr. 25, 2013 Subsequent event Series B Preferred Stock	Apr. 25, 2013 Subsequent event Series B-1 Preferred Stock	Apr. 25, 2013 Subsequent event Series C Preferred Stock	May 23, 2013 Subsequent event Series C Preferred Stock Series C Agreement	Mar. 15, 2013 Subsequent event 2013 Note	Mar. 15, 2013 Subsequent event 2013 Note Warrants
Subsequent events
Secured promissory notes issued																																				$ 4,000,000	$ 1,500,000	$ 4,000,000	$ 7,500,000	$ 7,500,000	$ 200,000														$ 1,500,000
Fixed interest rate (as a percent)																																			3.00%	3.00%					8.00%														3.00%
Basis of interest rate																																			LIBOR	LIBOR																			LIBOR
Warrants issued (in shares)																																																								35,700
Exercise price of warrants (in dollars per share)																																																								$ 2.50
Authorized shares of common stock		200,000,000	200,000,000	200,000,000	155,864,851	155,864,851	155,769,651	155,544,651																																			187,918,509
Authorized shares of Preferred Stock, Convertible and Redeemable												73,094,000	73,094,000	73,094,000	73,094,000	18,480,000	18,480,000	18,480,000	18,480,000					42,320,200	42,320,200	42,225,000	42,000,000	700,000	700,000	700,000	700,000																	73,094,000	18,480,000		42,391,600	700,000	28,000,000
Authorized shares of preferred stock				5,000,000																3,000,000	3,000,000	3,000,000	3,000,000																											3,000,000
Par value of common stock (in dollars per share)		$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001																																			$ 0.001
Par value of Preferred Stock, Convertible and Redeemable (in dollars per share)												$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001																	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Par value of Preferred stock (in dollars per share)																				$ 0.001	$ 0.001	$ 0.001	$ 0.001																											$ 0.001
Number of purchases										3																																			3
Royalty entitlement purchase price		41,667,000	41,667,000		0				41,700,000																																			41,700,000
Aggregate royalty entitlements									125,000,000																																			125,000,000
Proceeds from royalty purchase agreement		41,667,000	41,667,000						41,700,000																																			41,700,000
Shares available for sale and issuance under agreement																																		20,000,000																				20,000,000
Share price (in dollars per share)												$ 1				$ 1				$ 1				$ 1				$ 1					$ 2.50	$ 2.50													$ 14.75							$ 2.50
Shares issued												51,790,000			51,790,000	6,000,000			6,000,000					30,000,000			30,000,000	500,000			500,000		13,333,333	6,666,667																				6,666,667
Share price at fair value (in dollars per share)											$ 10.03																					$ 2.50														$ 10.03								$ 2.50
Common stock conversion price (in dollars per share)																																$ 14.75																						$ 14.75
Conversion ratio (per share of common stock)											1																																			1
Beneficial conversion feature																																$ 0																						$ 0
Reverse stock split conversion ratio	5.9																																									5.9000